Loans Receivable - Interest Rate Terms (Details) $ in Thousands	Sep. 30, 2016 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans at fixed-rate	$ 6,952,290
Loans at adjustable-rate	3,998,318
Within 1 year
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans at fixed-rate	29,428
Loans at adjustable-rate	1,362,480
1 to 3 years
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans at fixed-rate	326,859
Loans at adjustable-rate	1,457,584
3 to 5 years
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans at fixed-rate	192,202
Loans at adjustable-rate	552,402
5 to 10 years
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans at fixed-rate	693,099
Loans at adjustable-rate	625,852
10 to 20 years
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans at fixed-rate	1,020,654
Loans at adjustable-rate	0
Over 20 years
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans at fixed-rate	4,690,048
Loans at adjustable-rate	$ 0